SHORT-TERM CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Warrants Estimated Fair Values Assumptions [Table Text Block]
Fair values were estimated using the following assumptions (annualized percentages):

	December 31, 2013	December 31, 2012
Dividend yield	0%	0%
Expected volatility	84.09%	79.61%
Risk-free interest	0.16%	0.16%
Expected life	1.08 years	1.08 years
Forfeiture rate	0%	0%